Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Big Cypress Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management determined it should restate certain of its previously reported financial statements. The Company previously determined the common stock subject to possible redemption to be equal to the redemption value of $10.10 per common stock while also taking into consideration its charter’s requirement that a redemption cannot result in net tangible assets being less than $5,000,001. Upon review of certain of its financial statements for the period ended September 30, 2021, the Company reevaluated the classification of the common stock and determined that the common stock issued during the Initial Public Offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control under ASC 480-10-S99. Therefore, management concluded that the carrying value should include all common stock subject to possible redemption, resulting in the common stock subject to possible redemption being classified as temporary equity in its entirety. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in a restatement to the initial carrying value of the common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), retained earnings (accumulated deficit) and common stock.

In connection with the change in presentation for the common stock subject to possible redemption, the Company also restated its earnings per share calculation to allocate net income (loss) evenly to common stock subject to redemption and those that are not subject to redemption. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company.

There has been no change in the Company’s total assets, liabilities or operating results.

The impact of the restatement on the Company’s financial statements is reflected in the following table:

	As Reported	Adjustment	As Restated
Balance Sheet as of January 14, 2021 (as revised in footnote 2 per form 10-Q filed on May 21, 2021)
Common Stock subject to possible redemption	$101,131,827	$15,018,173	$116,150,000

Common stock, $0.0001 par value	479	(149)	330
Additional Paid in Capital	5,359,507	(5,359,507)	—
Accumulated Deficit	(359,892)	(9,658,517)	(10,018,499)
Total Stockholders’ Equity (Deficit)	$5,000,004	$(15,018,173)	$(10,018,169)
Number of shares subject to redemption	10,013,052	1,486,948	11,500,000

Balance Sheet as of March 31, 2021 (per form 10-Q filed on May 21, 2021)
Common Stock subject to possible redemption	$104,389,656	$11,760,344	$116,150,000

Common stock, $0.0001 par value	445	(115)	330
Additional Paid in Capital	2,035,336	(2,035,336)	—
Retained Earnings (Accumulated Deficit)	2,964,224	(9,724,892)	(6,760,669)
Total Stockholders’ Equity (Deficit)	$5,000,005	$(11,760,344)	$(6,760,339)
Number of shares subject to redemption	10,335,609	1,164,391	11,500,000

Unaudited Statement of Operations for the three months ended March 31, 2021 (per form 10-Q filed on May 21, 2021)

Basic and diluted weighted average shares outstanding, common stock subject to redemption	3,532,050	9,538,777	13,070,827
Basic and diluted net income per common share	$0.84	$(0,61)	$0.23

Balance Sheet as of June 30, 2021 (per form 10-Q filed on August 9, 2021)
Common Stock subject to possible redemption ($)	$102,187,499	$13,962,501	$116,150,000

Common stock, $0.0001 par value	467	(137)	330
Additional Paid in Capital	4,237,471	(4,237,471)	—
Retained Earnings (Accumulated Deficit)	762,063	(9,724,893)	(8,962,830)
Total Stockholders’ Equity (Deficit)	$5,000,002	$(13,962,501)	$(8,962,500)
Number of shares subject to redemption	10,117,574	1,382,426	11,500,000

Unaudited Statement of Operations For the three and six months ended June 30, 2021 (per form 10-Q filed on August 9, 2021)
Three months ended June 30, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption	4,443,103	10,349,097	14,792,000
Basic and diluted net loss per common share	$(0.50)	$0.35	$(0.15)

Six months ended June 30, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption	4,162,957	9,773,212	13,936,269
Basic and diluted net loss per common share	$0.18	$(0.12)	$0.06